Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative financial instruments
Summary of amortized cost, fair value and maturity of derivative financial instruments

	12/31/2022							12/31/2021
	Amortized cost	Fair value	Up to 3 months	From 3 to 12 months	From 1 to 3 years	From 3 to 5 years	Total	Total
Assets (A)
Receivable forward purchase	—	—	—	—	—	—	—	86,948

Liabilities (B)
Payable adjustment – swap	(37,502)	(37,502)	—	—	(37,502)	—	(37,502)	(66,545)
Payable adjustment – option	(266)	(266)	—	—	(266)	—	(266)	—

Net effect (A-B)	(37,768)	(37,768)	—	—	(37,768)	—	(37,768)	20,403

Summary of notional value of forward and swap contracts

	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	12/31/2022	Total 12/31/2021
Forward contract - assets	—	—	—	—	—	86,948

Swap contracts - liabilities (c)	—	—	78,000	—	78,000	172,933
Total	—	—	78,000	—	78,000	259,881

Summary of basis swap contracts

12/31/2022
Indexes	Notional value	Amortized value		Fair value		Gain (loss)
		Bank	Counterparty	Bank	Counterparty
CDI x IGPM	78,000	96,287	138,270	96,287	134,055	(37,768)
Grand total	78,000	96,287	138,270	96,287	134,055	(37,768)

12/31/2021
Indexes	Notional value	Amortized value		Fair value		Gain (loss)
		Bank	Counterparty	Bank	Counterparty
CDI x IGPM	112,856	124,282	184,140	124,282	180,520	(56,238)
CDI x IPCA	60,000	66,767	77,401	66,695	77,002	(10,307)
Grand total	172,856	191,049	261,541	190,977	257,522	(66,545)